INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
The summarized financial information and results of the Manager’s equity method investment in Brookfield Asset Management ULC are outlined in the tables below:

AS AT DECEMBER 31, (MILLIONS)	2023	2022
Cash	$2,667	$3,545
Investments	7,522	6,877
Assets	14,290	14,087
Liabilities	2,825	2,670
Preferred shares redeemable non-controlling interest	2,166	1,811
Equity	9,299	9,606

FOR THE YEAR ENDED DECEMBER 31, 2023 AND FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	2023	2022
Revenues	$4,062	$174
Expenses	(1,546)	(61)
Net income	2,137	84
Net income attributable to preferred shares redeemable non-controlling interest	262	6
Net income attributable to non-controlling interest	36	35
Net income attributable to the common stockholders	1,839	43

Schedule of Variable Interest Entities
The assets and liabilities recognized in the Manager’s Consolidated Balance Sheet as of December 31, 2023 and 2022, related to its maximum exposure to the loss of the Company as an unconsolidated VIE, are as follows:

AS AT DECEMBER 31, (MILLIONS)	2023	2022
Investments	$2,270	$2,378
Due from affiliates	394	4
VIE related assets	2,664	2,382
Accounts payable	859	781
Due to affiliates	256	3
Maximum exposure to loss	$3,779	$3,166